Employee benefit	6 Months Ended
Jun. 30, 2021
Disclosure of information about defined benefit plans [abstract]
Employee benefit	Employee benefit
Defined benefit obligation

(in thousands of euro)	June 30, 2021	December 31, 2020

Allowance for retirement defined benefit	3,411	3,713
Allowance for seniority awards	468	463
Defined benefit obligations	3,879	4,177
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2020	3,760
Service cost	252
Interest costs	(35)
Actuarial (gain) / loss	200
As of December 31, 2020	4,177
Service cost	291
Interest costs	(22)
Actuarial (gain) / loss	(566)
As of June 30, 2021	3,879
Discount rates used by the Company to evaluate retirement benefits were based on iBoxx Corporate AA. They amounted to 0.9% and 0.50% as of June 30, 2021 and December 31, 2020, respectively.